Net Pension Assets - Summary of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	$ (2,105)	$ (1,767)	$ (1,724)
Interest cost on net benefit obligation	24	210	173
Net benefit expense	(2,081)	(1,557)	(1,551)
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	(2,105)	(1,767)	(1,724)
Interest cost on net benefit obligation	(642)	(568)	(516)
Net benefit expense	(2,747)	(2,335)	(2,240)
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Interest cost on net benefit obligation	666	778	689
Net benefit expense	$ 666	$ 778	$ 689